Share-based compensation (Tables)	12 Months Ended
Mar. 31, 2017
Share-based compensation
Schedule of amount of expenses included in the accompanying statements of comprehensive income

	2017	2016	2015
SOP II	$—	$—	$816
SOP III including:
Management program	18,481	11,587	3,038
CEO remuneration	8,702	4,970	742
Top Management bonus in the form of shares	1,801	1,188	1,187

Total	$28,984	$17,745	$5,783

Restricted Stock Units (RSUs) | Top Management Bonus
Share-based compensation
Schedule of vesting of awards
RSUs
March 31, 2015	32,851
March 31, 2016	32,851
March 31, 2017	32,851
March 31, 2018	32,851
March 31, 2019	32,853

164,257

Schedule of information about the awards

	As of March 31,
	2017	2016
The number of RSUs outstanding, units	65,704	98,555
The weighted-average remaining contractual term, days	548	730
The intrinsic value of the RSUs outstanding, in thousands of the U.S. dollars	$4,110	$5,423

Restricted Stock Units (RSUs) | CEO remuneration
Share-based compensation
Schedule of vesting of awards
RSUs
August 12, 2015	65,702
August 12, 2016	65,702
August 12, 2017	65,702
August 12, 2018	65,702
August 12, 2019	394,218

657,026

Schedule of information about the awards

	As of March 31,
	2017	2016
The number of RSUs outstanding, units	657,026	657,026
The weighted-average remaining contractual term, days	727	986
The intrinsic value of the RSUs outstanding, in thousands of the U.S. dollars	$41,097	$36,156

Schedule of grant-date share prices
	Dec 16, 2014 grant	Nov 10, 2015 grant
Grant-date share price	36.21	70.3

RSUs, SARs and PSAs | SOP III
Share-based compensation
Schedule of vesting of awards

	PSAs	SARs	RSUs
January 1, 2016	264,690	91,652	147,131
January 1, 2017	356,612	134,339	211,337
January 1, 2018	356,612	139,275	225,471
January 1, 2019	463,672	195,515	285,189

	1,441,586	560,781	869,128

Schedule of reconciliation of outstanding awards

	Restricted stock units	Stock Appreciation Rights	Performance Share Awards
Outstanding as of March 31, 2016	524,302	314,217	1,038,409

Granted during the period	210,609	127,195	157,272
Exercised during the period	(230,115)	(34,144)	(196,001)
Cancelled during the period	(1,433)	—	—
Forfeited during the period	(31,293)	(55,945)	(60,522)

Outstanding as of March 31, 2017	472,070	351,323	939,158

Summary of information of non-vested awards

	Restricted stock units		Stock Appreciation Rights		Performance Share Awards
	Quantity	Weighted Average grant-date fair value, $	Quantity	Weighted Average grant-date fair value, $	Quantity	Weighted Average grant-date fair value, $
Non-vested as of March 31, 2016	524,302	37.30	280,394	4.55	1,009,887	5.29

Granted during the period	210,609	51.56	127,195	2.30	157,272	4.41
Vested during the period	(241,046)	41.05	(134,339)	5.39	(356,612)	6.42
Cancelled during the period	(1,433)	55.64	—	—	—	—
Forfeited during the period	(31,293)	36.21	(55,945)	4.76	(60,522)	5.27

Non-vested as of March 31, 2017	461,139	41.87	217,305	2.66	750,025	4.57

Summary of information on outstanding and exercisable awards

	Restricted stock units	Stock Appreciation Right	Performance Share Award
Outstanding as of March 31, 2017
Number of instruments	461,139	217,305	750,025
Intrinsic value, in thousands of the U.S. dollars	$32,129	$4,388	$15,093
Weighted-average remaining contractual term, days	477	489	482
Vested and exercisable as of March 31, 2017
Number of instruments	—	97,304	169,147
Intrinsic value, in thousands of the U.S. dollars	$—	$2,035	$4,107

Summary of intrinsic value of awards exercised
	2017	2016
Total intrinsic value of RSUs exercised	$32,129	$10,376
Total intrinsic value of SARs exercised	$4,388	$2,211
Total intrinsic value of PSAs exercised	$15,093	$9,291

SARs and PSAs | SOP III
Share-based compensation
Valuation assumptions

Risk free interest rate	2%
Expected dividend yield	0%
Attrition rate	3%
Volatility factor	40%

Grant date	Grant-date share price, $
Dec 16, 2014	36.21
May 12, 2015	52.80
Jan 1, 2016	71.36
Feb 11, 2016	55.64
Apr 1, 2016	56.46
June 27, 2016	52.66
Nov 10, 2016	48.85